UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter   December 31, 2004
Ended:                                   --------------------


Check here if Amendment [|_|]; Amendment Number:
                                                ------
  This Amendment (Check only one.):             [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cannell Capital LLC
           -------------------------------------
Address:   150 California Street, 5th Floor
           -------------------------------------
           San Francisco, CA 94111
           -------------------------------------

           -------------------------------------

Form 13F File Number:  28- 6453
                           --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Carlo Cannell
           -------------------------------------
Title:     Managing Member
           -------------------------------------
Phone:     415-835-8300
           -------------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell        San Francisco, CA      2/14/2005
      ------------------------  ------------------------- ----------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                      --------------

Form 13F Information Table Entry           63
Total:
                                      --------------

Form 13F Information Table value     $   669,756
Total:
                                      --------------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

CANNELL CAPITAL LLC
Managed Assets as of 12/31/2004

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COLUMN 1                      COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5
--------------------------------------------------------------------------------
                              TITLE OF   CUSIP      VALUE     SHS OR   SH/  PUT/
NAME OF ISSUER                  CLASS              (x$1000)   PRN AMT  PRN  CALL
--------------------------------------------------------------------------------

1-800-FLOWERS.COMCMN CLASS A     COMMON   68243q106  21,686   2,581,645   SH
ACME COMMUNICATIONS INCCMN       COMMON   004631107   9,795   1,397,256   SH
ACTUATE CORPORATIONCOMMON STOC   COMMON   00508b102   7,650   3,000,175   SH
ALDERWOODS GROUP INCCMN          COMMON   014383103  25,231   2,221,040   SH
API GROUP PLC ORD 25PCMN         COMMON    0059206      768     350,000   SH
BEVERLY ENTERPRISES INC(NEW)     COMMON   087851309   9,350   1,021,813   SH
CALLIDUS SOFTWARE INCCMN         COMMON   13123e500   4,224     717,125   SH
CALLWAVE, INC.CMN                COMMON   13126n101   2,358     152,700   SH
CANDELA CORPCMN                  COMMON   136907102   7,183     632,282   SH
CARRIZO OIL & GAS INCCMN         COMMON   144577103  16,417   1,452,829   SH
COMFORT SYSTEMS USA INCCOMMON    COMMON   199908104  11,091   1,444,200   SH
CONRAD INDUSTRIES INCCMN         COMMON   208305102     626     269,533   SH
CPI CORPORATIONCMN               COMMON   125902106   2,608     191,875   SH
CROWN HOLDINGS INCCMN            COMMON   228368106  26,999   1,965,000   SH
CURATIVE HEALTH SERVICES, INC.   COMMON   23126w100   8,621   1,258,494   SH
DATASTREAM SYSTEMS INCCMN        COMMON   238124101   6,399     923,366   SH
DYNAMEX INCCMN                   COMMON   26784f103  13,828     746,267   SH
EARTHLINK, INC.CMN               COMMON   270321102   8,859     768,996   SH
ENNIS INCCMN                     COMMON   293389102  10,969     569,800   SH
FIRST ADVANTAGE CORPCMN          COMMON   31845f100   3,047     149,377   SH
FLOW INTERNATIONAL CORPCMN       COMMON   343468104   3,371   1,127,397   SH
FROZEN FOOD EXPRESS INDS INCCM   COMMON   359360104   7,797     604,400   SH
FUNDTECH LTDCMN                  COMMON   m47095100  13,410   1,583,226   SH
GENERAL CABLE CORPCMN            COMMON   369300108  23,407   1,690,000   SH
GERBER SCIENTIFIC INCCMN         COMMON   373730100   9,943   1,306,615   SH
GLOBAL POWER EQUIPMENT INCCMN    COMMON   37941p108  33,285   3,382,665   SH
HERBALIFE LTD.CMN                COMMON   g4412g101   4,063     250,000   SH
HORNBECK OFFSHORE SERVICES INC   COMMON   440543106  16,127     835,600   SH
ICO INC DEP SHS REPSTG 1/4PFD    COMMON   449293307   2,079      90,390   SH
KEY ENERGY SERVICES INCCMN       COMMON   492914106  17,903   1,517,236   SH
KEYNOTE SYSTEMS INCCMN           COMMON   493308100   9,010     647,271   SH
LAIDLAW INTERNATIONAL, INC.CMN   COMMON   50730r102  20,640     964,500   SH
LODGENET ENTMT CORPCMN           COMMON   540211109   2,601     147,034   SH
MAGNUM HUNTER RESOURCES INC.CM   COMMON   55972f203  24,649   1,910,771   SH
MAPINFO CORPCMN                  COMMON   565105103   4,482     374,141   SH
METALS USA INCORPORATEDCMN       COMMON   591324207   7,790     419,931   SH
MFRI INCCMN                      COMMON   552721102     616      55,484   SH
MVC CAPITAL INCMUTUAL FUND       COMMON   553829102  17,226   1,897,100   SH
NAPCO SECURITY SYSTEMS INCCMN    COMMON   630402105   2,986     225,700   SH
NATCO GROUP INCCMN CLASS A       COMMON   63227w203  10,476   1,190,500   SH
NATIONAL RESEARCH CORPCMN        COMMON   637372103   9,674     599,000   SH
NETLOGIC MICROSYSTEMS, INC.CMN   COMMON   64118b100     140      13,979   SH
NUANCE COMMUNICATIONS INCCMN     COMMON   669967101   9,425   2,276,500   SH
NUTRACEUTICAL INTL CORPCMN       COMMON   67060y101   7,936     515,000   SH
OCA INC.CMN                      COMMON   67083q101  15,054   2,370,742   SH
OPINION RESEARCH CORPCMN         COMMON   683755102   3,792     566,799   SH
PC-TEL INCCMN                    COMMON   69325q105   7,321     923,196   SH
PIONEER COMPANIES INCCMN         COMMON   723643300   2,824     136,100   SH
PRG-SCHULTZ INTERNATIONAL INCC   COMMON   69357c107  23,336   4,639,387   SH
PRIDE INTERNATIONAL INCCMN       COMMON   74153q102  16,432     800,000   SH
RADCOM LTDCMN                    COMMON   m81865103   4,302   1,770,441   SH
RANGE RESOURCES CORPORATIONCMN   COMMON   75281a109  28,019   1,369,462   SH
SBS TECHNOLOGIES INCCMN          COMMON   78387p103   1,892     135,495   SH
SERVICEMASTER COMPANYCMN         COMMON   81760n109  20,961   1,520,000   SH
SPECTRUM CONTROL INCCMN          COMMON   847615101   8,544   1,176,901   SH
STEWART ENTERPRISES INCCLASS A   COMMON   860370105   8,877   1,270,000   SH
STINGER SYS INCCMN               COMMON   860837103   7,000   1,400,000   SH
SUPERIOR ESSEX INCCMN            COMMON   86815v105  14,397     765,977   SH
TASER INTERNATIONAL, INC.CMN     COMMON   87651b104   3,254     102,800   SH
TELULAR CORP (NEW)CMN            COMMON   87970t208   3,815     448,346   SH
TORTOISE ENERGY INFRASTRUCTURE   COMMON   89147l100  17,057     621,600   SH
USEC INCCMN                      COMMON   90333e108  17,986   1,856,133   SH
WESCO INTERNATIONAL INC.CMN      COMMON   95082p105   8,151     275,000   SH




CANNELL CAPITAL LLC
Managed Assets as of
12/31/2004

--------------------------------------------------------------------------------
COLUMN 1                      COLUMN 6   COLUMN 7               COLUMN 8
--------------------------------------------------------------------------------
                             INVESTMENT  OTHER            VOTING AUTHORITY
NAME OF ISSUER               DISCRETION   MGRS     SOLE        SHARED     NONE
--------------------------------------------------------------------------------
                                               # OF EACH TYPE
1-800-FLOWERS.COMCMN CLASS A      SOLE           2,251,845    329,800
ACME COMMUNICATIONS INCCMN        SOLE           1,229,945    167,311
ACTUATE CORPORATIONCOMMON STOC    SOLE           2,501,710    498,465
ALDERWOODS GROUP INCCMN           SOLE           1,938,340    282,700
API GROUP PLC ORD 25PCMN          SOLE             305,900     44,100
BEVERLY ENTERPRISES INC(NEW)      SOLE             891,513    130,300
CALLIDUS SOFTWARE INCCMN          SOLE             626,425     90,700
CALLWAVE, INC.CMN                 SOLE             133,590     19,110
CANDELA CORPCMN                   SOLE             551,582     80,700
CARRIZO OIL & GAS INCCMN          SOLE           1,267,129    185,700
COMFORT SYSTEMS USA INCCOMMON     SOLE           1,260,000    184,200
CONRAD INDUSTRIES INCCMN          SOLE             213,951     55,582
CPI CORPORATIONCMN                SOLE             167,875     24,000
CROWN HOLDINGS INCCMN             SOLE           1,715,800    249,200
CURATIVE HEALTH SERVICES, INC.    SOLE           1,099,994    158,500
DATASTREAM SYSTEMS INCCMN         SOLE             770,226    153,140
DYNAMEX INCCMN                    SOLE             652,012     94,255
EARTHLINK, INC.CMN                SOLE             671,600     97,396
ENNIS INCCMN                      SOLE             497,800     72,000
FIRST ADVANTAGE CORPCMN           SOLE             130,577     18,800
FLOW INTERNATIONAL CORPCMN        SOLE             985,097    142,300
FROZEN FOOD EXPRESS INDS INCCM    SOLE             528,600     75,800
FUNDTECH LTDCMN                   SOLE           1,384,309    198,917
GENERAL CABLE CORPCMN             SOLE           1,477,500    212,500
GERBER SCIENTIFIC INCCMN          SOLE           1,142,873    163,742
GLOBAL POWER EQUIPMENT INCCMN     SOLE           3,002,165    380,500
HERBALIFE LTD.CMN                 SOLE             250,000          -
HORNBECK OFFSHORE SERVICES INC    SOLE             729,700    105,900
ICO INC DEP SHS REPSTG 1/4PFD     SOLE              87,390      3,000
KEY ENERGY SERVICES INCCMN        SOLE           1,326,136    191,100
KEYNOTE SYSTEMS INCCMN            SOLE             569,571     77,700
LAIDLAW INTERNATIONAL, INC.CMN    SOLE             843,000    121,500
LODGENET ENTMT CORPCMN            SOLE             147,034          -
MAGNUM HUNTER RESOURCES INC.CM    SOLE           1,669,971    240,800
MAPINFO CORPCMN                   SOLE             327,141     47,000
METALS USA INCORPORATEDCMN        SOLE             366,031     53,900
MFRI INCCMN                       SOLE              48,484      7,000
MVC CAPITAL INCMUTUAL FUND        SOLE           1,697,700    199,400
NAPCO SECURITY SYSTEMS INCCMN     SOLE             197,300     28,400
NATCO GROUP INCCMN CLASS A        SOLE           1,041,003    149,497
NATIONAL RESEARCH CORPCMN         SOLE             556,440     42,560
NETLOGIC MICROSYSTEMS, INC.CMN    SOLE              12,279      1,700
NUANCE COMMUNICATIONS INCCMN      SOLE           1,986,027    290,473
NUTRACEUTICAL INTL CORPCMN        SOLE             449,600     65,400
OCA INC.CMN                       SOLE           2,072,642    298,100
OPINION RESEARCH CORPCMN          SOLE             475,717     91,082
PC-TEL INCCMN                     SOLE             805,736    117,460
PIONEER COMPANIES INCCMN          SOLE             119,000     17,100
PRG-SCHULTZ INTERNATIONAL INCC    SOLE           4,054,687    584,700
PRIDE INTERNATIONAL INCCMN        SOLE             698,918    101,082
RADCOM LTDCMN                     SOLE           1,563,441    207,000
RANGE RESOURCES CORPORATIONCMN    SOLE           1,197,073    172,389
SBS TECHNOLOGIES INCCMN           SOLE             118,395     17,100
SERVICEMASTER COMPANYCMN          SOLE           1,325,900    194,100
SPECTRUM CONTROL INCCMN           SOLE           1,038,542    138,359
STEWART ENTERPRISES INCCLASS A    SOLE           1,109,800    160,200
STINGER SYS INCCMN                SOLE           1,400,000          -
SUPERIOR ESSEX INCCMN             SOLE             668,406     97,571
TASER INTERNATIONAL, INC.CMN      SOLE              90,000     12,800
TELULAR CORP (NEW)CMN             SOLE             391,846     56,500
TORTOISE ENERGY INFRASTRUCTURE    SOLE             542,500     79,100
USEC INCCMN                       SOLE           1,621,433    234,700
WESCO INTERNATIONAL INC.CMN       SOLE             240,300     34,700